Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

VIA EDGAR

                March 1, 2019

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Post-Effective Amendment No. 124

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 124 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to change the name of AQR Risk Parity Fund (the “Fund”), a series of the Trust, to “AQR Multi-Asset Fund,” and because of certain material changes to the Fund’s principal investment strategies and risks. The Amendment will become effective pursuant to Rule 485(a)(1) under the 1933 Act on May 1, 2019.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 636-5806.

Very truly yours,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	William J. Fenrich, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

David Blass, Esq.